Risk Report - Liquidity Risk - Parenthetical Information - Exposure (Detail: Text Values)	Dec. 31, 2019
Trading range 5 year senior preferred CDS [Abstract]
Bottom of range in bps	62
Top of range in bps	122
At year end in bps	63
Trading range 1.125 % EUR benchmark bond maturing March 2025 [Abstract]
Bottom of range in bps	126
Top of range in bps	231
At year end in bps	127
Funding sources [Abstract]
Senior non-preferred plain-vanilla issuance	7.6
Senior preferred plain-vanilla issuance	1.8
Covered bond Issuance	2.1
Other senior preferred structured issuance	2.4
Total	14
Of which emitted in Euro	6.3
Of which emitted in USD	6.4
Of which emitted in GBP	0.6
Of which emitted in other currencies	0.7
Investor base for issuances [Abstract]
Asset managers and pension funds	47.00%
Retail customers	18.00%
Banks	12.00%
Governments and agencies	16.00%
Insurance companies	3.00%
Other institutional investors	4.00%
Geographical distribution of Funding sources [Abstract]
Germany	21.00%
Rest of Europe	35.00%
US	16.00%
Asia/Pacific	9.00%
Others	19.00%
Average spread of DB issuance over 3 months Euribor/ Libor in bps	150
Issuing volume of Funding sources [Abstract]
First quarter	7.8
Second quarter	1
Third quarter	0.9
Fourth quarter	4.2